Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Reconciliation of basic and diluted earnings per common share
The following is a reconciliation of basic and diluted earnings per share from continuing operations for the respective years:

In millions, except per share amounts	2016	2015	2014
Numerator for earnings per share calculation:
Income from continuing operations	$5,320	$5,230	$4,645
Income allocated to participating securities	(27)	(26)	(19)
Net income attributable to noncontrolling interest	(2)	(2)	—
Income from continuing operations attributable to CVS Health	$5,291	$5,202	$4,626

Denominator for earnings per share calculation:
Weighted average shares, basic	1,073	1,118	1,161
Effect of dilutive securities	6	8	8
Weighted average shares, diluted	1,079	1,126	1,169

Earnings per share from continuing operations:
Basic	$4.93	$4.65	$3.98
Diluted	$4.91	$4.62	$3.96